EARNINGS PER UNIT (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of earnings per limited partner unit

The following table details the components of EPU.

	Year ended December 31,
	2016	2015	2014
	(In thousands, except per-unit amounts)
Numerator for basic and diluted EPU:
Allocation of net loss among limited partner interests:
Net loss attributable to common units	$(48,179)	$(125,437)	$(16,324)
Net loss attributable to subordinated units		(70,173)	(10,793)
Net loss attributable to limited partners	$(48,179)	$(195,610)	$(27,117)

Denominator for basic and diluted EPU:
Weighted-average common units outstanding – basic	68,264	39,217	33,311
Effect of nonvested phantom units	—	—	—
Weighted-average common units outstanding – diluted	68,264	39,217	33,311

Weighted-average subordinated units outstanding – basic and diluted		24,410	24,410

Loss per limited partner unit:
Common unit – basic	$(0.71)	$(3.20)	$(0.49)
Common unit – diluted	$(0.71)	$(3.20)	$(0.49)
Subordinated unit – basic and diluted (1)		$(2.88)	$(0.44)

Nonvested anti-dilutive phantom units excluded from the calculation of diluted EPU	125	109	232

(1) The subordination period ended on February 16, 2016 and all 24,409,850 subordinated units converted to common units on a one-for-one basis (see Note 11).